                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05989
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Margaret St. Clair      Wellesley, Massachusetts   February 13, 2004
   ---------------------------   ------------------------   -----------------
         [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 65
                                        --------------------

Form 13F Information Table Value Total: $102,213
                                        --------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name
    1.        28-05999                     Bayard D. Waring
    2.        28-05991                     Margaret N. St. Clair
    3.        28-05993                     Philip B. Waring
    4.        28-05995                     Deborah Carlson
    5.        28-05997                     Thomas B. St. Clair

                            AMELIA PEABODY FOUNDATION
                 FORM 13F INFORMATION TABLE - December 31, 2003

            COLUMN 1                    COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7
--------------------------------   ------------------   ---------   ---------   --------------------   -------------   ---------
                                                                      VALUE      SHRS OR    SH/ PUT/    INVESTMENT       OTHER
        NAME OF ISSUER               TITLE OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN CALL    DISCRETION      MANAGERS
--------------------------------   ------------------   ---------   ---------   ---------   --------   -------------   ---------
ABERDEEN GLOBAL INCOME FUND INC.   Closed End Mtl Fnd     3013109         284      20,000      SH      Shared--Other   1,2,3,4,5
ACCENTURE LTD-CL A                 Foreign Common       G1150G111         658      25,000      SH      Shared--Other   1,2,3,4,5
ALLIANCE RESOURCE PARTNERS         Partnership          01877R108       1,375      40,000      SH      Shared--Other   1,2,3,4,5
ALLIANZ AG-ADR                     Foreign Common        18805101         191      15,000      SH      Shared--Other   1,2,3,4,5
AMERICAN CAP STRATEGIES LTD        Common                24937104       1,041      35,000      SH      Shared--Other   1,2,3,4,5
AMERIGAS PARTNERS LP               Common                30975106       1,401      50,000      SH      Shared--Other   1,2,3,4,5
AMGEN INC                          Common                31162100         618      10,000      SH      Shared--Other   1,2,3,4,5
APACHE CORP                        Common                37411105       3,650      45,000      SH      Shared--Other   1,2,3,4,5
APPLIED MATERIALS INC              Common                38222105       1,459      65,000      SH      Shared--Other   1,2,3,4,5
AUTOMATIC DATA PROCESSING INC      Common                53015103         594      15,000      SH      Shared--Other   1,2,3,4,5
AVIALL INC NEW COM                 Common               05366B102         465      30,000      SH      Shared--Other   1,2,3,4,5
BANK AMERICA CORP                  Common                60505104       3,217      40,000      SH      Shared--Other   1,2,3,4,5
BANK NEW YORK INC                  Common                64057102       1,987      60,000      SH      Shared--Other   1,2,3,4,5
BARR LABS INC COM                  Common                68306109       1,539      20,000      SH      Shared--Other   1,2,3,4,5
BAXTER INTERNATL 7.000% PFD        Preferred Stock       71813406       1,105      20,000      SH      Shared--Other   1,2,3,4,5
BP AMOCO PLC                       Foreign Common        55622104       2,221      45,000      SH      Shared--Other   1,2,3,4,5
BUCKEYE PARTNERS LP                Common               118230101       1,134      25,000      SH      Shared--Other   1,2,3,4,5
CAREMARK RX INC                    Common               141705103         760      30,000      SH      Shared--Other   1,2,3,4,5
CENDANT CORP                       Common               151313103       1,225      55,000      SH      Shared--Other   1,2,3,4,5
CISCO SYSTEMS INC                  Common               17275R102       2,181      90,000      SH      Shared--Other   1,2,3,4,5
CITIGROUP INC                      Common               172967101       3,398      70,000      SH      Shared--Other   1,2,3,4,5
CORNING INC                        Common               219350105         626      60,000      SH      Shared--Other   1,2,3,4,5
DELL INC                           Common               24702R101       1,869      55,000      SH      Shared--Other   1,2,3,4,5
DOMINION RES BLACK WARRIOR TR      UIT                  25746Q108       1,853      65,000      SH      Shared--Other   1,2,3,4,5
DOMINION RESOURCES INC VA          Common               25746U109       2,234      35,000      SH      Shared--Other   1,2,3,4,5
DUFF & PHELPS UTIL & CORPORATE B   Closed End Mtl Fnd   26432K108         375      25,000      SH      Shared--Other   1,2,3,4,5
EBAY INC COM                       Common               278642103         969      15,000      SH      Shared--Other   1,2,3,4,5
EQUITABLE RES INC                  Common               294549100       1,502      35,000      SH      Shared--Other   1,2,3,4,5
EXXON MOBIL CORPORATION            Common               30231G102       1,640      40,000      SH      Shared--Other   1,2,3,4,5
GENERAL ELECTRIC CORP              Common               369604103       1,704      55,000      SH      Shared--Other   1,2,3,4,5
GREAT PLAINS ENERGY INC            Common               391164100       1,909      60,000      SH      Shared--Other   1,2,3,4,5
GULFTERRA ENERGY PARTNERS LP       Common               40274U108       1,912      45,000      SH      Shared--Other   1,2,3,4,5

            COLUMN 1                       COLUMN 8
--------------------------------   -----------------------
                                      VOTING AUTHORITY
        NAME OF ISSUER               SOLE   SHARED   OTHER
--------------------------------   ------   ------   -----
ABERDEEN GLOBAL INCOME FUND INC.   20,000     0        0
ACCENTURE LTD-CL A                 25,000     0        0
ALLIANCE RESOURCE PARTNERS         40,000     0        0
ALLIANZ AG-ADR                     15,000     0        0
AMERICAN CAP STRATEGIES LTD        35,000     0        0
AMERIGAS PARTNERS LP               50,000     0        0
AMGEN INC                          10,000     0        0
APACHE CORP                        45,000     0        0
APPLIED MATERIALS INC              65,000     0        0
AUTOMATIC DATA PROCESSING INC      15,000     0        0
AVIALL INC NEW COM                 30,000     0        0
BANK AMERICA CORP                  40,000     0        0
BANK NEW YORK INC                  60,000     0        0
BARR LABS INC COM                  20,000     0        0
BAXTER INTERNATL 7.000% PFD        20,000     0        0
BP AMOCO PLC                       45,000     0        0
BUCKEYE PARTNERS LP                25,000     0        0
CAREMARK RX INC                    30,000     0        0
CENDANT CORP                       55,000     0        0
CISCO SYSTEMS INC                  90,000     0        0
CITIGROUP INC                      70,000     0        0
CORNING INC                        60,000     0        0
DELL INC                           55,000     0        0
DOMINION RES BLACK WARRIOR TR      65,000     0        0
DOMINION RESOURCES INC VA          35,000     0        0
DUFF & PHELPS UTIL & CORPORATE B   25,000     0        0
EBAY INC COM                       15,000     0        0
EQUITABLE RES INC                  35,000     0        0
EXXON MOBIL CORPORATION            40,000     0        0
GENERAL ELECTRIC CORP              55,000     0        0
GREAT PLAINS ENERGY INC            60,000     0        0
GULFTERRA ENERGY PARTNERS LP       45,000     0        0

            COLUMN 1                    COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6       COLUMN 7
--------------------------------   ------------------   ---------   ---------   --------------------   -------------   ---------
                                                                      VALUE      SHRS OR    SH/ PUT/    INVESTMENT       OTHER
        NAME OF ISSUER               TITLE OF CLASS       CUSIP     (X$1000)     PRN AMT    PRN CALL    DISCRETION      MANAGERS
--------------------------------   ------------------   ---------   ---------   ---------   --------   -------------   ---------
HEALTHCARE RLTY TR INC             REIT                 421946104       1,073      30,000      SH      Shared--Other   1,2,3,4,5
HEINZ H J CO                       Common               423074103         911      25,000      SH      Shared--Other   1,2,3,4,5
HEWLETT PACKARD CO                 Common               428236103         689      30,000      SH      Shared--Other   1,2,3,4,5
HOME DEPOT INC                     Common               437076102         532      15,000      SH      Shared--Other   1,2,3,4,5
HSBC HOLDINGS PLC-SPONS ADR        Foreign Common       404280406       4,781      60,653      SH      Shared--Other   1,2,3,4,5
HUGOTON ROYALTY TRUST              Common               444717102       2,407     110,000      SH      Shared--Other   1,2,3,4,5
ING GROEP NV SPONS ADR             Foreign Common       456837103         468      20,000      SH      Shared--Other   1,2,3,4,5
INTEL CORP                         Common               458140100       2,564      80,000      SH      Shared--Other   1,2,3,4,5
INTERNATIONAL BUSINESS MACHINES    Common               459200101       3,244      35,000      SH      Shared--Other   1,2,3,4,5
JDS UNIPHASE CORP                  Common               46612J101         218      60,000      SH      Shared--Other   1,2,3,4,5
JP MORGAN CHASE & CO               Common               46625H100       2,387      65,000      SH      Shared--Other   1,2,3,4,5
KINDER MORGAN ENERGY PARTNERS LP   Partnership          494550106       4,188      85,000      SH      Shared--Other   1,2,3,4,5
LIBERTY PPTY TR                    Common               531172104         973      25,000      SH      Shared--Other   1,2,3,4,5
LUCENT TECHNOLOGIES INC            Common               549463107         227      80,000      SH      Shared--Other   1,2,3,4,5
MICROSOFT CORP                     Common               594918104         684      25,000      SH      Shared--Other   1,2,3,4,5
NEXTEL COMMUNICATIONS INC          Common               65332V103         842      30,000      SH      Shared--Other   1,2,3,4,5
NORAM ENERGY CORP    6.000%  3/1   Conv Corp Bond       655419AC3       2,481   2,500,000      SH      Shared--Other   1,2,3,4,5
PLUM CREEK TIMBER CO INC           Common               729251108         761      25,000      SH      Shared--Other   1,2,3,4,5
RITE AID CORP                      Common               767754104         513      85,000      SH      Shared--Other   1,2,3,4,5
ROYAL BK 8.500% PFD SER J          Preferred Stock      780097853         530      20,000      SH      Shared--Other   1,2,3,4,5
ROYAL DUTCH PETE CO N V            Foreign Common       780257804         524      10,000      SH      Shared--Other   1,2,3,4,5
SR HOUSING PROPERTIES TRUST REIT   Common               81721M109         689      40,000      SH      Shared--Other   1,2,3,4,5
STATE STREET CORP                  Common               857477103       1,562      30,000      SH      Shared--Other   1,2,3,4,5
SUNOCO LOGISTICS PARTNERS LP       Common               86764L108       2,583      70,000      SH      Shared--Other   1,2,3,4,5
TEVA PHARMACEUTICAL INDS LTD ADR   Foreign Common       881624209       2,268      40,000      SH      Shared--Other   1,2,3,4,5
TEXAS INSTRUMENTS INC              Common               882508104       1,322      45,000      SH      Shared--Other   1,2,3,4,5
UNITEDHEALTH GROUP INC             Common               91324P102       4,073      70,000      SH      Shared--Other   1,2,3,4,5
VERIZON COMMUNICATIONS             Common               92343V104         877      25,000      SH      Shared--Other   1,2,3,4,5
VIACOM INC CL B                    Common               925524308       1,553      35,000      SH      Shared--Other   1,2,3,4,5
VODAFONE GROUP PLC-ADR             Foreign Common       92857W100       1,252      50,000      SH      Shared--Other   1,2,3,4,5
WASHINGTON MUTUAL INC              Common               939322103       1,003      25,000      SH      Shared--Other   1,2,3,4,5
WELLS FARGO & CO                   Common               949746101       4,122      70,000      SH      Shared--Other   1,2,3,4,5
ZIMMER HLDGS INC                   Common               98956P102       2,816      40,000      SH      Shared--Other   1,2,3,4,5

                                                                      102,213

            COLUMN 1                           COLUMN 8
--------------------------------   --------------------------
                                         VOTING AUTHORITY
        NAME OF ISSUER                  SOLE   SHARED   OTHER
--------------------------------   ---------   ------   -----
HEALTHCARE RLTY TR INC                30,000     0        0
HEINZ H J CO                          25,000     0        0
HEWLETT PACKARD CO                    30,000     0        0
HOME DEPOT INC                        15,000     0        0
HSBC HOLDINGS PLC-SPONS ADR           60,653     0        0
HUGOTON ROYALTY TRUST                110,000     0        0
ING GROEP NV SPONS ADR                20,000     0        0
INTEL CORP                            80,000     0        0
INTERNATIONAL BUSINESS MACHINES       35,000     0        0
JDS UNIPHASE CORP                     60,000     0        0
JP MORGAN CHASE & CO                  65,000     0        0
KINDER MORGAN ENERGY PARTNERS LP      85,000     0        0
LIBERTY PPTY TR                       25,000     0        0
LUCENT TECHNOLOGIES INC               80,000     0        0
MICROSOFT CORP                        25,000     0        0
NEXTEL COMMUNICATIONS INC             30,000     0        0
NORAM ENERGY CORP    6.000% 3/1    2,500,000     0        0
PLUM CREEK TIMBER CO INC              25,000     0        0
RITE AID CORP                         85,000     0        0
ROYAL BK 8.500% PFD SER J             20,000     0        0
ROYAL DUTCH PETE CO N V               10,000     0        0
SR HOUSING PROPERTIES TRUST REIT      40,000     0        0
STATE STREET CORP                     30,000     0        0
SUNOCO LOGISTICS PARTNERS LP          70,000     0        0
TEVA PHARMACEUTICAL INDS LTD ADR      40,000     0        0
TEXAS INSTRUMENTS INC                 45,000     0        0
UNITEDHEALTH GROUP INC                70,000     0        0
VERIZON COMMUNICATIONS                25,000     0        0
VIACOM INC CL B                       35,000     0        0
VODAFONE GROUP PLC-ADR                50,000     0        0
WASHINGTON MUTUAL INC                 25,000     0        0
WELLS FARGO & CO                      70,000     0        0
ZIMMER HLDGS INC                      40,000     0        0